Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	FIDELITY HASTINGS STREET TRUST
Prospectus Date		rr_ProspectusDate	Aug. 29, 2015
K | Fidelity Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	Fund Summary Fund/Class: Fidelity® Fund /K
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The fund seeks long-term capital growth.
Expense [Heading]		rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual operating expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 59% of the average value of its portfolio.
Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	59.00%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock
  Normally investing primarily in common stocks.
  Potentially investing a portion of assets in bonds, including lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds).
  Investing in domestic and foreign issuers.
  Investing in either "growth" stocks or "value" stocks or both.
  Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.

Risk [Heading]		rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Risk Lose Money [Text]		rr_RiskLoseMoney	You could lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Index Information section of the prospectus. Past performance is not an indication of future performance.

Visit www.401k.com and log in for updated return information.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.401k.com and log in for updated return information
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Past performance is not an indication of future performance.
Bar Chart [Heading]		rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock
During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	16.20%	June 30, 2009
Lowest Quarter Return	-15.04%	September 30, 2011
Year-to-Date Return	4.34%	June 30, 2015

Performance Table Heading		rr_PerformanceTableHeading	Average Annual Returns For the periods ended December 31, 2014
K | Fidelity Fund | Class K
Risk/Return:		rr_RiskReturnAbstract
Shareholder fees (fees paid directly from your investment)		rr_ShareholderFeeOther	none
Management fee		rr_ManagementFeesOverAssets	0.34%
Distribution and/or Service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses		rr_OtherExpensesOverAssets	0.07%
Total annual operating expenses		rr_ExpensesOverAssets	0.41%
1 year		rr_ExpenseExampleYear01	$ 42
3 years		rr_ExpenseExampleYear03	132
5 years		rr_ExpenseExampleYear05	230
10 years		rr_ExpenseExampleYear10	$ 518
2009		rr_AnnualReturn2009	26.95%
2010		rr_AnnualReturn2010	14.74%
2011		rr_AnnualReturn2011	(2.19%)
2012		rr_AnnualReturn2012	16.72%
2013		rr_AnnualReturn2013	29.18%
2014		rr_AnnualReturn2014	12.98%
Year to Date Return, Label		rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	4.34%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	16.20%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(15.04%)
Label		rr_AverageAnnualReturnLabel	Class K
Past 1 year		rr_AverageAnnualReturnYear01	12.98%
Past 5 years		rr_AverageAnnualReturnYear05	13.84%
Life of class	[1]	rr_AverageAnnualReturnSinceInception	6.66%
Inception Date		rr_AverageAnnualReturnInceptionDate	May 09, 2008
K | Fidelity Fund | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	S&P 500® Index
Past 1 year		rr_AverageAnnualReturnYear01	13.69%
Past 5 years		rr_AverageAnnualReturnYear05	15.45%
Life of class	[1]	rr_AverageAnnualReturnSinceInception	8.46%
Inception Date		rr_AverageAnnualReturnInceptionDate	May 09, 2008

[1]	From May 9, 2008.